Basis of Preparation	12 Months Ended
Dec. 31, 2021
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 — Basis of Preparation

A.	Statement of Compliance

The financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.

These financial statements were authorized for issuance by the board of directors of the Company on April 14, 2022.

B.	Basis of Measurement

The financial statements have been prepared on the historical cost basis except when otherwise indicated.

C.	Functional and presentation currency

These financial statements are presented in U.S. dollars (“$”), which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to operate in the foreseeable future.

Transactions in currencies other than the U.S. dollar are translated to the functional currency of the Company at exchange rates as of the date of each relevant transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest rates and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the relevant transaction.

Foreign currency differences arising on translation are recognized in the statement of income as financing expenses or income.

Below are details regarding the exchange rate of the New Israeli Shekel (“NIS”), the Euro and the GBP:

	Euro	GBP	NIS
December 31, 2021	1.13	1.35	0.32
December 31, 2020	1.22	1.36	0.31
December 31, 2019	1.12	1.32	0.29
Change in percentages:
Year ended December 31, 2021	(7.3)	(0.73)	3.2
Year ended December 31, 2020	9.3	3.5	7.5
Year ended December 31, 2019	(2)	3.2	8.4

D.	Operating Cycle

The Company’s operating cycle is one year.

E.	Use of estimates and judgment

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Company’s financial statements requires that management make assumptions regarding circumstances and events that involve considerable uncertainty. Company management prepares these estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Below is information about significant assumptions made by the Company’s management with respect to estimates and judgments:

Share-based payment transactions

Estimating fair value for share-based payment transactions requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires a determination of the most appropriate inputs to the valuation model, including the fair value of the Company’s ordinary shares, the expected life of the share option, volatility, and related assumptions. For the measurement of the fair value of equity-settled transactions at the grant date and thereafter, the Company uses the Black-Scholes formula or the Binomial pricing model. In applying these options pricing models, before the Company's shares began trading on Nasdaq, the Company determined the fair value of its ordinary shares using different approaches. See Note 9 for further information.

Fair value measurement of liability in respect of warrants

Warrants that provide the holders with an option for cashless exercise are considered a derivative liability and are classified as financial liabilities at fair value through profit or loss. Accordingly, these warrants are measured at fair value and the changes in fair value in each reporting period are recognized in profit or loss.

The fair values of these instruments at their issuance date were determined by using the Monte-Carlo model. Subsequent to issuance date, the fair value of the warrants are determined using the warrant price at the stock market.

For information on details regarding fair value measurement at Level 2 and Level 1see Note 16 regarding financial instruments.